GENERAL INFORMATION AND BASIS OF PREPARATION - Exchange Rates (Details)	6 Months Ended
	Jul. 02, 2021	Jun. 26, 2020	Dec. 31, 2020
UK Sterling
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	1.15	1.15
Closing foreign exchange rate	1.16	1.10	1.11
US Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.83	0.91
Closing foreign exchange rate	0.84	0.89	0.81
Norwegian Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.10	0.09
Closing foreign exchange rate	0.10	0.09	0.10
Swedish Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.10	0.09
Closing foreign exchange rate	0.10	0.10	0.10
Icelandic Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.01	0.01
Closing foreign exchange rate	0.01	0.01	0.01
Australian Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.64
Closing foreign exchange rate	0.63
Indonesian Rupiah
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.06
Closing foreign exchange rate	0.06
New Zealand Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.59
Closing foreign exchange rate	0.59
Papua New Guinean Kina
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.24
Closing foreign exchange rate	0.24